Capital management and solvency (Tables)	12 Months Ended
Dec. 31, 2023
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Summary of Capital Ratios of Aegon's Operating Units
Capital ratios of Aegon’s main operating units

	December 31, 2023	1)	December 31, 2022

US RBC ratio	432%		425%

Scottish Equitable Plc (UK) Solvency II ratio	187%		169%

1	The capital ratios are estimates and are not final until filed with the respective supervisory authority.

Summary of Composition of Available Own Funds Across Tiers	The Eligible Own Funds equal to the Available Own Funds after applying any Own Funds eligibility restrictions.

	December 31, 2023	1)	December 31, 2022

Group Eligible Own Funds	14,250		16,332

Group SCR	7,366		7,844

Group solvency ratio	193%		208%

1	The solvency ratios are estimates and are not final until filed with the respective supervisory authority.

Summary of Composition of Total Capitalization and Calculation of Gross Financial Leverage Ratio
The following table shows the composition of Aegon’s total capitalization, the calculation of the gross financial leverage ratio and its fixed charge coverage:

	Note	2023	2022

Total shareholders’ equity - based on IFRS as adopted by the EU	25	7,475	8,815

Non-controlling interests and share options not yet exercised	26, SOFP 2)	203	243

CSM after tax	29	6,403	7,227

Adjusted valuation equity		14,080	16,285

Perpetual contingent convertible securities	26	500	500

Junior perpetual capital securities	26	923	923

Perpetual cumulative subordinated bonds	26	454	454

Subordinated Borrowings	27	2,244	2,295

Trust pass-through securities	28	111	118

Currency revaluation other equity instruments 1)		50	66

Hybrid leverage		4,282	4,356

Senior debt	31 3)	782	1,265

Senior leverage		782	1,265

Total gross financial leverage		5,064	5,621

Total capitalization		19,144	21,906

Gross financial leverage ratio		26.5%	25.7%

Fixed Charge Coverage		6.5 x	8.7 x

1	Other equity instruments that are denominated in foreign currencies are, for purpose of calculating hybrid leverage, revalued to the period-end exchange rate.
2	Non-controlling interests are disclosed in the statement of financial position.
3	Senior debt for the gross financial leverage calculation also contains swaps for an amount of EUR 19 million (2022: EUR 20 million).